8. RELATED PARTY TRANSACTIONS AND BALANCES: Schedule of transactions and outstanding balances relating to key management personnel (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Paul W. Kuhn Chief Executive Officer, Director
Aggregate value of transaction - Short-term employee benefits	$ 150,000	$ 163,766	$ 253,968
Aggregate value of transaction - Post-employment benefits	0	0	0
Aggregate value of transaction - Other long-term benefits	0	0	0
Aggregate value of transaction - Termination benefits	0	0	0
Aggregate value of transaction - Other expenses	0	53,482	61,430
Aggregate value of transaction - Share-based payments	0	0	11,505
Aggregate value of transaction - Total	$ 150,000	217,248	326,903
Paul L. Nelles (c) Director
Aggregate value of transaction - Short-term employee benefits		8,070	19,950
Aggregate value of transaction - Post-employment benefits		0	0
Aggregate value of transaction - Other long-term benefits		0	0
Aggregate value of transaction - Termination benefits		0	0
Aggregate value of transaction - Other expenses		0	0
Aggregate value of transaction - Share-based payments		0	7,670
Aggregate value of transaction - Total		8,070	27,620
Frank Hogel Director
Aggregate value of transaction - Short-term employee benefits		0	0
Aggregate value of transaction - Post-employment benefits		0	0
Aggregate value of transaction - Other long-term benefits		0	0
Aggregate value of transaction - Termination benefits		0	0
Aggregate value of transaction - Other expenses		0	0
Aggregate value of transaction - Share-based payments		5,530	7,670
Aggregate value of transaction - Total		$ 5,530	7,670
Winnie Wong, Chief Financial Officer
Aggregate value of transaction - Short-term employee benefits			0
Aggregate value of transaction - Post-employment benefits			0
Aggregate value of transaction - Other long-term benefits			0
Aggregate value of transaction - Termination benefits			0
Aggregate value of transaction - Other expenses			0
Aggregate value of transaction - Share-based payments			9,588
Aggregate value of transaction - Total			9,588
Mark T. Brown Director
Aggregate value of transaction - Short-term employee benefits			0
Aggregate value of transaction - Post-employment benefits			0
Aggregate value of transaction - Other long-term benefits			0
Aggregate value of transaction - Termination benefits			0
Aggregate value of transaction - Other expenses			0
Aggregate value of transaction - Share-based payments			9,588
Aggregate value of transaction - Total			9,588
Paul Dircksen Director
Aggregate value of transaction - Short-term employee benefits			0
Aggregate value of transaction - Post-employment benefits			0
Aggregate value of transaction - Other long-term benefits			0
Aggregate value of transaction - Termination benefits			0
Aggregate value of transaction - Other expenses			0
Aggregate value of transaction - Share-based payments			7,670
Aggregate value of transaction - Total			7,670
Ross Stringer Director
Aggregate value of transaction - Short-term employee benefits			0
Aggregate value of transaction - Post-employment benefits			0
Aggregate value of transaction - Other long-term benefits			0
Aggregate value of transaction - Termination benefits			0
Aggregate value of transaction - Other expenses			0
Aggregate value of transaction - Share-based payments			7,670
Aggregate value of transaction - Total			7,670
Adriano Barros (d)
Aggregate value of transaction - Short-term employee benefits			0
Aggregate value of transaction - Post-employment benefits			0
Aggregate value of transaction - Other long-term benefits			0
Aggregate value of transaction - Termination benefits			0
Aggregate value of transaction - Other expenses			0
Aggregate value of transaction - Share-based payments			5,369
Aggregate value of transaction - Total			$ 5,369